Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
OPERATING ACTIVITIES
Income before income taxes from discontinued operations		$ 1,308		$ 67	$ 1,265	[2]
Income before income taxes from continuing operations		39,882		2,031	43,694	[2]	$ 35,063
Non-cash items adjustments:
Operating expenses		2,171		111	3,166	[2]	4,111
Non-operating expenses	[2]				25,817
Depreciation		14,698		749	13,799	[2]	12,076
Amortization		2,539		129	1,841	[2]	1,633
Gain on sale of long-lived assets		(174)		(9)	(210)	[2]	(170)
(Gain) loss on sale of shares					(30,112)	[2]	8
Disposal of long-lived assets		518		26	451	[2]	238
Impairment of long-lived assets		432		22	2,063	[2]
Share of the profit of equity accounted investees, net of taxes		(6,252)		(318)	(7,923)	[2]	(6,507)
Interest income		(2,832)		(144)	(1,470)	[2]	(1,299)
Interest expense		9,825		500	11,092	[2]	9,646
Foreign exchange loss (gain), net		248		13	(4,934)	[2]	(1,131)
Monetary position (gain) loss, net		(216)		(11)	(1,590)	[2]	(2,411)
Market value loss (gain) on financial instruments		355		18	204	[2]	(186)
Net cash flow from operating activities before changes in operating accounts		61,194		3,117	55,888	[2]	51,071
Trade accounts receivable and other current assets		(2,426)		(124)	(11,182)	[2]	(1,889)
Other current financial assets		379		19	1,417	[2]	(1,395)
Inventories		(3,809)		(194)	(2,808)	[2]	(4,936)
Derivative financial instruments		(23)		(1)	18	[2]	130
Trade accounts payable and other accounts		4,906		250	7,344	[2]	15,337
Other non-current liabilities		752		38	309	[2]	968
Other current financial liabilities		(544)		(28)	1,769	[2]	2,642
Employee benefits paid		(412)		(21)	(661)	[2]	(476)
Net cash generated from operations		60,017		3,056	52,094	[2]	61,452
Income taxes paid		(12,603)		(642)	(18,659)	[2]	(11,321)
Net cash generated by operating activities from discontinued operations		654		33	5,435	[2]
Net cash generated by operating activities from continuing operations		47,414		2,414	33,435	[2]	50,131
INVESTING ACTIVITIES
Proceeds from the sale of subsidiary, net of cash disposed		7,649		390
Acquisition of Coca-Cola FEMSA, net of cash acquired (see Note 4)		(5,692)		(290)
Deconsolidation in Coca-Cola FEMSA Venezuela (see Note 3.3)	[2]				(170)
Partial payment of Vonpar, net							(13,198)
Other acquisitions, net		(321)		(16)			(5,032)
Equity accounted investees		(98)		(5)	(889)	[2]	(2,189)
Partial disposal of investment in Heineken Group	[2]				50,790
Purchase of investments		(40,487)		(2,062)	(2,539)	[2]	(118)
Proceeds from investments							20
Interest received		2,736		139	1,470	[2]	1,299
Derivative financial instruments		99		5	(35)	[2]	(220)
Dividends received from equity accounted investees		2,443		124	3,277	[2]	3,276
Property, plant and equipment acquisitions		(21,584)		(1,099)	(19,484)	[2]	(19,083)
Disposal of property, plant and equipment		467		24	491	[2]	574
Acquisition of intangible assets		(1,793)		(91)	(3,003)	[2]	(2,309)
Investment in other assets		(1,182)		(60)	(1,222)	[2]	(1,709)
Collections of other assets		166		8	94	[2]	2
Investment in other financial assets		(65)		(3)	(184)	[2]	(23)
Collection in other financial assets							65
Net cash (used in) generated by investing activities from discontinued operations		(962)		(49)	2,820	[2]
Net cash (used in) generated by investing activities from continuing operations		(57,662)		(2,936)	28,596	[2]	(38,645)
FINANCING ACTIVITIES
Proceeds from borrowings		16,155		823	13,599	[2]	26,629
Payments of bank loans		(17,182)		(875)	(18,130)	[2]	(5,458)
Interest paid		(6,799)		(346)	(6,547)	[2]	(5,470)
Derivative financial instruments		(2,288)		(117)	(1,579)	[2]	(3,471)
Dividends paid		(12,933)		(659)	(12,450)	[2]	(12,045)
Acquisition of non-controlling interest					(663)	[2]	892
Other financing activities		36		2	634	[2]	220
Financing from Vonpar's acquisition	[2]				4,082
Net cash used in financing activities from discontinued operations		(37)		(2)	(485)	[2]
Net cash (used) generated by financing activities from continuing operations		(23,011)		(1,172)	(21,054)	[2]	1,297
(Decrease) increase in cash and cash equivalents from continuing operations		(33,258)		(1,694)	40,977	[2]	12,783
Increase in cash and cash equivalents from discontinued operations		963		49	9,035	[2]
Cash and cash equivalents at the beginning of the period		96,944	[2]	4,937	43,637	[2]	29,396
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies		(2,602)		(132)	3,295	[2]	1,458
Cash and cash equivalents at the end of the period		$ 62,047		$ 3,160	$ 96,944	[2]	$ 43,637	[2]

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1